NOTES PAYABLE (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Notes Payable Details
Promissory Notes Issued and outstanding, net of repayments and conversions	$ 916,750	$ 597,827	$ 699,126
Interest accrued	411,766	343,789	296,786
Promissory Notes Payable	$ 1,328,516	$ 941,616	$ 995,912